Quarterly Holdings Report
for
Fidelity® Small Cap Stock Fund
July 31, 2022
SLC-NPRT1-0922
1.804879.118
Common Stocks - 98.7%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.6%
Media - 2.6%
Nexstar Broadcasting Group, Inc. Class A	70,784	13,334
TechTarget, Inc. (a)	116,268	7,580
Thryv Holdings, Inc. (a)(b)	453,236	11,032
		31,946
CONSUMER DISCRETIONARY - 10.3%
Auto Components - 1.0%
Fox Factory Holding Corp. (a)	133,918	12,677
Diversified Consumer Services - 1.9%
Grand Canyon Education, Inc. (a)	244,300	23,470
Hotels, Restaurants & Leisure - 2.8%
Churchill Downs, Inc.	80,900	16,973
F45 Training Holdings, Inc.	1,541,500	3,037
Planet Fitness, Inc. (a)	197,900	15,596
		35,606
Household Durables - 3.3%
Cavco Industries, Inc. (a)	59,431	15,321
LGI Homes, Inc. (a)	209,400	23,620
Traeger, Inc. (a)(b)	921,045	2,828
		41,769
Specialty Retail - 0.8%
Murphy U.S.A., Inc.	33,354	9,485
Textiles, Apparel & Luxury Goods - 0.5%
Crocs, Inc. (a)	82,719	5,926
TOTAL CONSUMER DISCRETIONARY		128,933
CONSUMER STAPLES - 5.5%
Beverages - 2.0%
Boston Beer Co., Inc. Class A (a)(b)	66,746	25,392
Food & Staples Retailing - 3.5%
BJ's Wholesale Club Holdings, Inc. (a)	320,629	21,707
Grocery Outlet Holding Corp. (a)	29,544	1,262
Performance Food Group Co. (a)	411,716	20,466
		43,435
TOTAL CONSUMER STAPLES		68,827
ENERGY - 7.5%
Energy Equipment & Services - 0.9%
Liberty Oilfield Services, Inc. Class A (a)	814,585	11,567
Oil, Gas & Consumable Fuels - 6.6%
Antero Resources Corp. (a)	964,188	38,218
Brigham Minerals, Inc. Class A	286,231	7,599
Enviva, Inc.	101,473	7,066
Magnolia Oil & Gas Corp. Class A	341,629	8,244
Northern Oil & Gas, Inc.	350,571	10,107
PDC Energy, Inc.	169,866	11,158
		82,392
TOTAL ENERGY		93,959
FINANCIALS - 16.3%
Banks - 3.3%
Independent Bank Group, Inc.	215,928	15,270
Metropolitan Bank Holding Corp. (a)	142,407	9,880
PacWest Bancorp	519,400	14,559
Union Bankshares, Inc.	55,422	1,392
		41,101
Capital Markets - 5.7%
Bridge Investment Group Holdings, Inc.	603,940	10,285
LPL Financial	65,715	13,795
P10, Inc. (b)	1,072,123	12,683
StoneX Group, Inc. (a)	393,565	34,291
		71,054
Consumer Finance - 2.5%
Encore Capital Group, Inc. (a)(b)	326,780	23,669
Nelnet, Inc. Class A (b)	78,587	7,473
		31,142
Insurance - 2.0%
Primerica, Inc.	2,755	355
Selective Insurance Group, Inc.	245,768	19,135
Tiptree, Inc.	490,274	5,447
		24,937
Thrifts & Mortgage Finance - 2.8%
Enact Holdings, Inc.	515,870	11,886
Walker & Dunlop, Inc.	211,537	23,828
		35,714
TOTAL FINANCIALS		203,948
HEALTH CARE - 18.0%
Biotechnology - 2.3%
ALX Oncology Holdings, Inc. (a)	304,700	2,949
Avid Bioservices, Inc. (a)	159,093	3,126
Blueprint Medicines Corp. (a)	76,983	3,931
Cytokinetics, Inc. (a)	34,300	1,452
Day One Biopharmaceuticals, Inc. (a)	144,600	2,477
Exelixis, Inc. (a)	110,757	2,317
Instil Bio, Inc. (a)	479,321	2,703
Keros Therapeutics, Inc. (a)	46,100	1,479
Mirati Therapeutics, Inc. (a)	47,048	3,030
Xenon Pharmaceuticals, Inc. (a)	86,300	2,861
Zentalis Pharmaceuticals, Inc. (a)	97,400	2,844
		29,169
Health Care Equipment & Supplies - 3.6%
Figs, Inc. Class A (a)	962,718	10,176
Heska Corp. (a)	69,979	6,402
Integer Holdings Corp. (a)	83,019	5,802
Semler Scientific, Inc. (a)	183,951	5,708
TransMedics Group, Inc. (a)(b)	265,985	10,740
UFP Technologies, Inc. (a)	80,222	6,459
		45,287
Health Care Providers & Services - 4.9%
Acadia Healthcare Co., Inc. (a)	147,982	12,269
Chemed Corp.	37,255	17,923
Guardant Health, Inc. (a)	33,200	1,666
Owens & Minor, Inc.	653,004	23,123
R1 Rcm, Inc. (a)	259,932	6,498
		61,479
Health Care Technology - 2.6%
Evolent Health, Inc. (a)	811,866	27,595
Phreesia, Inc. (a)	183,576	4,312
		31,907
Life Sciences Tools & Services - 3.8%
Maravai LifeSciences Holdings, Inc. (a)	182,985	4,774
Medpace Holdings, Inc. (a)	89,801	15,224
Nanostring Technologies, Inc. (a)	121,896	1,560
Pacific Biosciences of California, Inc. (a)(b)	347,488	1,519
Syneos Health, Inc. (a)	301,339	23,848
		46,925
Pharmaceuticals - 0.8%
Arvinas Holding Co. LLC (a)	80,655	4,284
Edgewise Therapeutics, Inc. (a)	310,700	3,004
NGM Biopharmaceuticals, Inc. (a)	183,400	2,656
		9,944
TOTAL HEALTH CARE		224,711
INDUSTRIALS - 15.4%
Aerospace & Defense - 0.7%
Cadre Holdings, Inc.	184,859	4,372
V2X, Inc. (a)	153,875	5,115
		9,487
Building Products - 4.4%
Builders FirstSource, Inc. (a)	376,583	25,608
CSW Industrials, Inc.	128,943	15,405
Hayward Holdings, Inc. (a)(b)	1,162,686	13,569
		54,582
Construction & Engineering - 2.0%
IES Holdings, Inc. (a)	115,238	3,803
NV5 Global, Inc. (a)	41,683	5,652
Willscot Mobile Mini Holdings (a)	406,188	15,683
		25,138
Electrical Equipment - 1.8%
Atkore, Inc. (a)	105,386	10,462
Vertiv Holdings Co.	1,039,100	11,867
		22,329
Professional Services - 4.9%
CACI International, Inc. Class A (a)	75,629	22,862
Kforce, Inc.	335,656	22,103
TriNet Group, Inc. (a)	201,947	16,661
		61,626
Trading Companies & Distributors - 1.6%
Beacon Roofing Supply, Inc. (a)	199,300	11,962
Custom Truck One Source, Inc. Class A (a)	1,279,799	7,922
		19,884
TOTAL INDUSTRIALS		193,046
INFORMATION TECHNOLOGY - 12.9%
Electronic Equipment & Components - 2.7%
Insight Enterprises, Inc. (a)	276,923	25,867
Mirion Technologies, Inc. Class A (a)(b)	1,228,296	8,352
		34,219
IT Services - 5.1%
Concentrix Corp.	206,492	27,620
Cyxtera Technologies, Inc. Class A (a)	927,848	11,310
ExlService Holdings, Inc. (a)	146,161	24,609
Priority Technology Holdings, Inc. (a)	136,909	615
		64,154
Semiconductors & Semiconductor Equipment - 0.7%
SiTime Corp. (a)	43,520	8,094
Software - 3.4%
Avalara, Inc. (a)	112,100	9,800
ChannelAdvisor Corp. (a)	717,646	10,578
Elastic NV (a)	124,861	9,975
Five9, Inc. (a)	98,205	10,618
Sikri Holding A/S (a)	1,159,018	1,919
		42,890
Technology Hardware, Storage & Peripherals - 1.0%
Avid Technology, Inc. (a)	450,745	12,648
TOTAL INFORMATION TECHNOLOGY		162,005
MATERIALS - 3.6%
Chemicals - 2.6%
Hawkins, Inc. (b)	156,266	6,212
Intrepid Potash, Inc. (a)	143,835	6,559
Valvoline, Inc.	606,289	19,535
		32,306
Metals & Mining - 1.0%
Commercial Metals Co.	219,720	8,705
Gatos Silver, Inc. (a)	1,255,400	4,670
		13,375
TOTAL MATERIALS		45,681
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 2.2%
Sunstone Hotel Investors, Inc.	813,800	9,220
Terreno Realty Corp.	295,500	18,513
		27,733
Real Estate Management & Development - 2.8%
Cushman & Wakefield PLC (a)	759,539	12,760
Jones Lang LaSalle, Inc. (a)	115,058	21,938
		34,698
TOTAL REAL ESTATE		62,431
UTILITIES - 1.6%
Independent Power and Renewable Electricity Producers - 1.6%
NextEra Energy Partners LP (b)	237,341	19,638
TOTAL COMMON STOCKS (Cost $1,135,942)		1,235,125

Money Market Funds - 5.8%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.01% (c)	12,751,690	12,754
Fidelity Securities Lending Cash Central Fund 2.01% (c)(d)	60,502,610	60,509
TOTAL MONEY MARKET FUNDS (Cost $73,263)		73,263

TOTAL INVESTMENT IN SECURITIES - 104.5% (Cost $1,209,205)	1,308,388
NET OTHER ASSETS (LIABILITIES) - (4.5)%	(56,859)
NET ASSETS - 100.0%	1,251,529

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.01%	25,816	87,299	100,361	55	-	-	12,754	0.0%
Fidelity Securities Lending Cash Central Fund 2.01%	59,160	148,774	147,425	35	-	-	60,509	0.2%
Total	84,976	236,073	247,786	90	-	-	73,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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